Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Basic and diluted earnings per share were calculated as follows:

	Year Ended December 31
	2016	2015	2014
Earnings:
Earnings from continuing operations	$367.1	$328.0	$225.2
(Earnings) attributable to noncontrolling interest, net of tax	(.4)	(4.1)	(3.2)
Net earnings from continuing operations attributable to Leggett & Platt common shareholders	366.7	323.9	222.0
Earnings (loss) from discontinued operations, net of tax	19.1	1.2	(124.0)
Net earnings attributable to Leggett & Platt common shareholders	$385.8	$325.1	$98.0

Weighted average number of shares (in millions):
Weighted average number of common shares used in basic EPS	137.9	140.9	141.4
Dilutive effect of equity-based compensation	2.1	2.0	1.8
Weighted average number of common shares and dilutive potential common shares used in diluted EPS	140.0	142.9	143.2

Basic and Diluted EPS:
Basic EPS attributable to Leggett & Platt common shareholders
Continuing operations	$2.66	$2.30	$1.57
Discontinued operations	.14	.01	(.88)
Basic EPS attributable to Leggett & Platt common shareholders	$2.80	$2.31	$.69
Diluted EPS attributable to Leggett & Platt common shareholders
Continuing operations	$2.62	$2.27	$1.55
Discontinued operations	.14	.01	(.87)
Diluted EPS attributable to Leggett & Platt common shareholders	$2.76	$2.28	$.68

Other information:
Anti-dilutive shares excluded from diluted EPS computation	—	—	—